Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of year	$ (125,656)	$ (128,180)
Deferred tax recovery (expense)	22,794	(4,524)
OCI transactions	(225)	(2,384)
Foreign currency translation on the deferred tax liability	(3,873)	9,432
Acquisition of Copper Mountain mining	(148,246)	0
Net deferred tax liability balance, end of year	$ (255,206)	$ (125,656)